JPMorgan Trust II

270 Park Avenue

New York, New York 10017

July 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the funds (the “Funds”) and share classes

listed on Appendix A hereto

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 160 (Amendment No. 161 under the Investment Company Act of 1940) filed electronically on June 28, 2012.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

Fund Name	Share Class(es)
JPMorgan Liquid Assets Money Market Fund	Morgan, B, C, Premier, Institutional, Reserve
JPMorgan Municipal Money Market Fund	Morgan, Premier, Institutional, Reserve
JPMorgan Michigan Municipal Money Market Fund	Morgan, Premier, Reserve
JPMorgan Ohio Municipal Money Market Fund	Morgan, Premier, Reserve
JPMorgan U.S. Government Money Market Fund	Morgan, Premier, Institutional, Reserve
JPMorgan U.S. Treasury Plus Money Market Fund	Morgan, B, C, Premier, Institutional, Reserve